Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001851484
Document Type	S-1/A
Amendment Description	Amendment No. 1
Entity Registrant Name	CITIUS ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true